                PACIFIC HORIZON TAX-EXEMPT MONEY MARKET FUNDS
                                ANNUAL REPORT
                              FEBRUARY 28, 1997





                            TAX-EXEMPT MONEY FUND
                   CALIFORNIA TAX-EXEMPT MONEY MARKET FUND





                              INVESTING FOR ALL
                            THE TIMES OF YOUR LIFE


                               ----------------
                               NOT FDIC INSURED
                               ----------------

                          PACIFIC HORIZON FUNDS, INC.
                     3435 Stelzer Road, Columbus, OH 43219
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                             The BISYS Group, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                           INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                         Concord Financial Group, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Concord Financial Group, Inc., which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

There can be no assurance that the Funds will be able to maintain a Net Asset Value (NAV) of $1.00 per share and Fund shares are not insured or guaranteed by the U.S. Government or its agencies.

For certain investors, a portion of the income earned on municipal bond funds may be subject to the federal Alternative Minimum tax (AMT), and to state and local taxes.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
=========================================================================

                                   Contents



                             FUND FACTS                          2-3

                             UNDERSTANDING YOUR SHAREHOLDER
                               REPORT                            4-6

                             ECONOMIC REVIEW FROM THE
                               INVESTMENT ADVISER                8-9

                             FUND OVERVIEW AND INTERVIEW WITH
                               YOUR INVESTMENT MANAGER         10-11

                             PORTFOLIOS OF INVESTMENTS         12-35

                             STATEMENTS OF ASSETS
                               AND LIABILITIES                    36

                             STATEMENTS OF OPERATIONS             37

                             STATEMENTS OF CHANGES
                               IN NET ASSETS                      38

                             NOTES TO FINANCIAL STATEMENTS     39-46

                             FINANCIAL HIGHLIGHTS              47-52

                             REPORT OF INDEPENDENT
                               ACCOUNTANTS                        53

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others such as the money market funds, strive to maintain a stable net asset value, but offer no growth potential.

====================================================================================
                 FUND NAME                             INVESTMENT OBJECTIVE
====================================================================================
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability
====================================================================================

* Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your Investment Specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

================================================================================================
  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
================================================================================================
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 ................................................................................................
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.
================================================================================================

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The Financial Statements and Financial Highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a                [ARTWORK]
brief overview of the economy
and how it affects the
financial markets.

The FUND OVERVIEW AND
INTERVIEW WITH YOUR INVESTMENT
MANAGER enables you to gain
insight into the Fund's
investments and learn more
about the Fund manager's
strategies.

[ARTWORK]                   Because a picture or chart can help clarify the
                            text, the investment management team may have illustrated the most important features of the Fund.
                            The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.

The Financial Statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

[ARTWORK]                         INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                  NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES
[ARTWORK]
                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS
[ARTWORK]
                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

[ARTWORK]                         DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios, such as the total investment return for each period, the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The Standard & Poor's Stock Index posted a total return of 26.18% during the 12 month period ended February 28, 1997, amply rewarding long-term investors who rode out volatility early in the period.* The best performers were concentrated among shares of large company stocks, which significantly outpaced shares of smaller firms.

At the end of this period, however, the markets began to give serious consideration to a possible tightening of monetary policy following Federal Reserve Chairman Alan Greenspan's Humphrey-Hawkins testimony. Chairman Greenspan's comments focused on current high levels of consumer confidence and the potential for inflationary pressures to surface. His comments fueled renewed volatility in the fixed-income markets, and the bellwether 30-year Treasury bond ended the period with a 0.36% total return.**

THE CASE FOR
STOCKS AND BONDS

The stock market's gain raises some important issues. Late in the period, there was considerable discussion concerning Federal Reserve Chairman Alan Greenspan's comments of "irrational exuberance" in his reflections on the state of the U.S. equity markets. Other observers felt that investors should be optimistic based on the healthy business climate in the U.S., the moderate economic policies of the current administration and the focus in Washington on balanced budgets.

Overall, the U.S. economy seems poised for continued moderate growth, which is good news for stocks. The stock market's current price-to-earnings (P/E) ratio of 17.8 times our 1997 earnings estimates is within the 16 to 19 times range of the 1960s when we had similar inflation levels. We think it is reasonable to expect P/E ratios to stay at current levels. That gives an estimated market return over the next 12 months of 10% (8% from earnings growth and 2% from dividend yield).

Congress and the Clinton Administration continue to entertain the prospect of a Balanced Budget Amendment, mandating the end of federal deficits within five to seven years. While an agreement has not passed to date, this shift in attitude bodes well for both stocks and bonds, as a balanced budget facilitates lower interest rates, encouraging earnings growth.

POTENTIAL RISKS

Given the length of the current economic expansion, history tells us that the bulls will run out of steam. Slowing economic growth is a double-edged sword as lower corporate earnings lead to both a decline in prices and a reallocation of savings. Companies with disappointing earnings may quickly fall into disfavor. Broad equity indices may then decline as investors reallocate their assets into more stable stocks.

The U.S. bond market and, indirectly, the U.S. equity market have benefited from strong purchases of U.S. Treasuries by foreign investors. Supported by an appreciating dollar, foreign purchases of U.S. Treasuries in 1996 were $265 billion compared to $118 billion in net sales by domestic investors (for four quarters ended December 31, 1996).*** If the dollar should decline, there would be less incentive to buy dollar denominated assets.

LOOKING FORWARD

In our view, investors should approach the remainder of 1997 with rational exuberance tempered by a knowledge of history. Under the best case scenario, the U.S. economy will see a move toward sustainable growth, higher real interest rates and an anticipated 8% to 9% increase in corporate profits. Given these projections, most investment professionals expect equities to perform well in 1997, although below 1996 levels. Bonds at this juncture seem attractive, especially given the recommended revisions to real rates of inflation and the trend toward a balanced federal budget.

History, however, usually repeats itself, and we would not be surprised to see some corrections ahead. Thus, investors may want to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ Kirk Hartman

Kirk Hartman
Chief Investment Officer,
Bank of America NT&SA,
Investment Adviser to the
Pacific Horizon Funds

---------------
  * The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole, and cannot be invested in directly.

 ** Source: Bloomberg using Merrill Lynch Taxable Bond Indices which reflects the 30-year Treasury bond return.

*** Source: ISI Group

PACIFIC HORIZON
TAX-EXEMPT MONEY MARKET FUNDS

[KIMBERLEE WILT PHOTO]

KIMBERLEE WILT
Portfolio Manager
Tax-Exempt Money Market Funds
Bank of America NT&SA

GOAL:
The Pacific Horizon Tax-Exempt Money Fund seeks to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal and daily liquidity. In addition, the California Tax-Exempt Money Market Fund seeks to provide income that is also exempt from California state income taxes.+

INVESTMENTS:
The Funds invest primarily in short-term municipal securities with maturities of thirteen months or less.

APPROPRIATE FOR:
Investors seeking monthly tax-exempt interest income along with daily liquidity.

SIZE OF FUNDS AS OF
FEBRUARY 28, 1997:

Tax-Exempt Money Fund:
Over $519 million

California Tax-Exempt Money Market
Fund: Over $993 million

---------------
+ Certain investors may be subject to the federal Alternative Minimum Tax (AMT) and to certain state and local taxes.

TAX-EXEMPT MONEY FUND
CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND

Q
   WHAT FACTORS AFFECTED THE ECONOMY AND INTEREST RATES DURING THE 12 MONTHS ENDED FEBRUARY 28, 1997?

A
    On January 31, 1996, the Federal Reserve lowered the Federal Funds Rate .25% to 5.25%. However, by mid-February the data had turned to reflect an underlying strength in the economy. The year was characterized by moderate to strong growth, little or no inflationary pressures, a strong dollar, and strong foreign demand coupled with weak foreign growth.

Q
    WHAT OTHER FACTORS AFFECTED THE TAX-EXEMPT MONEY MARKETS?

A
    Growth in municipal money market funds has surpassed any other class of municipal mutual funds. The assets have increased by more than 10%.* The growth in assets has increased demand while supply has slightly declined. The net affect of these two factors has been a slight downward pressure on yields.

Q
    HOW DID YOU MANAGE THE FUNDS IN THAT ENVIRONMENT?

A
    We attempted to anticipate supply and demand imbalances and adjusted our strategies accordingly. In general, if we anticipate excess demand, we attempt to buy securities for forward settlement. If we anticipate excess supply, we increase our percentage holdings of short variable rate demand notes, which permits the increased yields to be captured more quickly.

Q
    HOW DID YOU STRUCTURE THE FUNDS' PORTFOLIOS DURING THE RECENT 12 MONTHS?

A
    Depending on our current view of the yield curve and the technical factors which underlie supply and demand, we utilized all three of the broad strategies throughout the year. If we anticipated a steepening of the yield curve, we positioned the Funds in a bullet. With this strategy, the aggregate of the portfolio comes due within approximately the same time frame. When we expected a flattening of the yield curve, we used a barbell structure, which combined investments in overnight securities and longer-term issues that mature in 11 to 13 months. When we were neutral, we picked a laddered strategy, investing in securities with a series of different maturities.

Q
    WHAT WAS THE RANGE OF THE PORTFOLIOS' AVERAGE MATURITIES DURING THE RECENT PERIOD?

A
    For fiscal 1997, the weighted average maturity of the Funds ranged from 26 to 63 days.** The variance is typical of tax-exempt funds, since approximately 90% of one-year notes mature in June. Consequently, average maturities of the Funds are high in July and August as we accumulate notes, and tend to be lowest in June when the notes mature.

Q
    WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND INTEREST RATES IN THE COMING YEAR?

A
    We are cautiously optimistic. We anticipate increased volatility in the near-term, coupled with a gradual ascent in rates and a somewhat flatter yield curve. We continue to forecast that the Federal Reserve will tighten the Federal Funds rate by .50% this year, bringing the Federal Funds rate to 5.75%.*** Currently, the market has already priced a .25% tightening, which is reflected in the two-year Treasury note yielding 6.13%.

------------
 * Source: ICI, 1997

 ** The composition of the Funds' holdings is subject to change.

*** Note: This move occurred in late March 1997, subsequent to the close of the Fund year.

CURRENT SEVEN-DAY YIELDS
AS OF FEBRUARY 28, 1997+
==============================================

                            PACIFIC
                            HORIZON      X
                            SHARES    SHARES++
==============================================
 Tax-Exempt Money Fund       2.87%      --
 ..............................................
 California Tax-Exempt
 Money Market Fund           2.85%      2.62%
 ..............................................


------------
Pacific Horizon and X shares are classes of shares within the same portfolio.

 + Past performance is no guarantee of future results. Yields will fluctuate with the market. The Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal Alternative Minimum Tax
   (AMT). Investments in money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable Net Asset Value (NAV) of $1.00 per share.

++ The X Shares were introduced on October 2, 1996, for the California
   Tax-Exempt Money Market Fund. The X Shares have ongoing .30% distribution and .25% shareholder servicing fees which are higher than the Pacific Horizon Shares which have .35% special management fees. These combined higher fees lower the X Shares performance.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997
--------------------------------------------------------------------------------

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   -----   --------   ------------   --------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 99.6%
ARIZONA -- 4.9%
 Apache County
 Industrial
 Development, Tuscon
 Electric Power, Series
 A (LOC -- Chase
 Manhattan) (Final
 maturity 6/15/20)*....   VMIG1/Aa2       A1/A+      3.30%     3/5/97   $ 17,200,000   $   17,200,000
 Apache County
 Industrial
 Development, Tucson
 Electric Power, Series
 83-A (LOC -- Barclays
 Bank) (Final maturity
 12/15/18)*............   VMIG1/Aa2      A1+/AA      3.30%     3/5/97      7,400,000        7,400,000
 Pima County Industrial
 Development, Tucson
 Electric Power, Series
 A (LOC -- Barclays
 Bank, New York) (Final
 maturity 3/15/18)*....   VMIG1/Aa2      A1+/AA      3.30%     3/5/97      1,000,000        1,000,000
                                                                                           ----------
                                                                                           25,600,000
                                                                                           ----------
CALIFORNIA -- 4.2%
 California Revenue
 Anticipation Notes,
 Series A..............    MIG1/NR       Sp1+/NR     4.50%    6/30/97      5,000,000        5,008,448
 Los Angeles County
 Public Works, Series A
 (MBIA Insured)........    NR/Aaa        NR/AAA      4.50%     9/1/97      4,600,000        4,613,915
 Newport Beach, Hoag
 Memorial Presbyterian
 Hospital, (Final
 maturity 10/1/22)*....   VMIG1/A1       A1+/AA      3.35%     3/3/97      3,300,000        3,300,000
 Orange County
 Sanitation Districts,
 Certificates of
 Participation, Series
 C, (FGIC Insured)
 (Final maturity
 8/1/17)*..............   VMIG1/Aaa      A1+/AAA     3.40%     3/3/97      5,000,000        5,000,000
 Rocklin Unified School
 District (FGIC
 Insured)..............     NR/NR        Sp1+/NR     4.45%     9/4/97      3,700,000        3,709,466
                                                                                           ----------
                                                                                           21,631,829
                                                                                           ----------

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------                                                 --------------
COLORADO -- 2.1%
 Colorado Health
 Facilities, Sisters of
 Charity Health (Final
 maturity 5/15/25)*....   VMIG1/Aa2      A1+/AA      3.30%     3/6/97   $  4,600,000   $    4,600,000
 Colorado State Tax &
 Revenue Anticipation
 Notes, Series A.......     NR/NR        Sp1+/NR     4.50%    6/27/97      5,000,000        5,010,117
 Pitkin County
 Industrial
 Development, Aspen
 Skiing Co. Project,
 Series A (LOC -- First
 National Bank,
 Chicago) (Final
 maturity 4/1/16)*.....     NR/NR        A1+/AA-     3.45%     3/3/97      1,300,000        1,300,000
                                                                                           ----------
                                                                                           10,910,117
                                                                                           ----------
DISTRICT OF COLUMBIA -- 2.0%
 District of Columbia,
 Series A-3 (LOC --
 Toronto Dominion Bank)
 (Final maturity
 10/1/07)*.............   VMIG1/Aa2      A1+/AA      3.55%     3/3/97      8,300,000        8,300,000
 District of Columbia,
 Series A-6 (LOC --
 National Westminster)
 (Final maturity
 10/1/07)*.............   VMIG1/Aa2      A1+/AA      3.55%     3/3/97      2,000,000        2,000,000
                                                                                           ----------
                                                                                           10,300,000
                                                                                           ----------
FLORIDA -- 13.0%
 Florida Board of
 Education (Final
 maturity 6/1/23)*.....     NR/Aa        A1+/AA      3.60%     6/1/97      9,900,000        9,900,000
 Jacksonville Power &
 Light.................     P1/A1        A1+/AA-     3.50%    7/16/97      3,000,000        3,000,000
 Jacksonville Electric
 Authority, Series
 D-3...................     NR/NR        A1+/NR      3.55%    5/22/97      5,000,000        5,000,000
 Jacksonville Hospital
 Revenue, Baptist
 Medical Center Project
 (LOC -- First Union
 National Inc.) (Final
 maturity 6/1/09)*.....    MIG1/NR        A1/A+      3.35%     3/6/97      7,500,000        7,500,000
 Lee County Housing
 Authority, Forestwood
 Apartments Project,
 Series A (Final
 maturity 6/15/25)*....     NR/NR        A1+/AAA     3.35%     3/5/97      3,300,000        3,300,000
 Miami Health
 Facilities, Cedars
 Medical Center, Series
 A, Prerefunded @ 102
 (Final maturity
 10/1/17)..............     NR/NR         NR/NR      8.38%    10/1/97      1,000,000        1,040,588

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------                                                 --------------
FLORIDA -- (CONTINUED)
 Pasco County School
 Board, (AMBAC Insured)
 (Final maturity
 8/1/26)*..............   VMIG1/Aaa      A1+/AAA     3.30%     3/6/97   $  7,000,000   $    7,000,000
 Pinellas County Multi-
 Family Housing,
 Foxbridge Apartments,
 Series A (Final
 maturity 6/15/25)*....     NR/NR        A1+/AAA     3.35%     3/5/97      5,000,000        5,000,000
 Sarasota County Public
 Hospital District.....    P1/Aa3        A1+/AA-     3.60%    5/23/97      5,000,000        5,000,000
 Sarasota County Public
 Hospital District.....   VMIG1/NR        NR/NR      3.55%    7/11/97     15,000,000       15,000,000
 St. Lucie County
 Pollution Control.....   VMIG1/Aa3      A1+/AA-     3.50%     3/6/97      6,000,000        6,000,000
                                                                                           ----------
                                                                                           67,740,588
                                                                                           ----------
GEORGIA -- 2.8%
 Burke County
 Commercial Paper......    P1/Aa1        A1+/AAA     3.50%     4/9/97      4,200,000        4,200,000
 Fulton County
 Development Authority
 (LOC -- Wachovia Bank)
 (Final maturity
 6/1/20)*..............     NR/NR        A1+/AA+     3.35%     3/5/97      2,300,000        2,300,000
 Hapeville Development
 Authority, Hapeville
 Hotel Ltd., (LOC --
 Deutsche Bank A.G.)
 (Final maturity
 11/1/15)*.............    P1/Aa1         NR/NR      3.50%     3/3/97      8,100,000        8,100,000
                                                                                           ----------
                                                                                           14,600,000
                                                                                           ----------
ILLINOIS -- 8.5%
 Chicago Tender Notes
 (LOC -- Morgan
 Guaranty, New York)
 (Final maturity
 1/31/99)**............  MIG1/VMIG1      A1+/Sp1     3.65%     2/5/98     15,000,000       15,000,000
 Franklin Park (Final
 maturity 7/1/22)*.....     NR/NR         NR/NR      3.40%     3/6/97      7,055,000        7,055,000
 Illinois Health
 Facilities, Elmhurst
 Memorial Hospital,
 Series B (LOC-
 Rabobank) (Final
 maturity 1/1/20)*.....   VMIG1/A1        NR/NR      3.50%     3/3/97      9,185,000        9,185,000
 Illinois Health
 Facilities, Franciscan
 Sisters Health (Final
 maturity 1/1/18)*.....   VMIG1/A2        NR/NR      3.50%     3/3/97      4,950,000        4,950,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------                                                 --------------
ILLINOIS -- (CONTINUED)
 Illinois Health
 Facilities,
 Resurrection Health
 Care (Final maturity
 5/1/11)*..............   VMIG1/A2        NR/NR      3.45%     3/3/97   $  8,000,000   $    8,000,000
                                                                                           ----------
                                                                                           44,190,000
                                                                                           ----------
INDIANA -- 2.6%
 Jasper County
 Pollution Control
 Series A and C (Final
 maturity 11/1/16)*....   VMIG1/A2        A1/A       3.50%     4/4/97      3,350,000        3,350,000
 Rockport Pollution
 Control, Indiana-
 Michigan Power Company
 Project (AMBAC
 Insured) (Final
 maturity 6/1/25)*.....    NR/Aaa        NR/AAA      3.30%     3/5/97     10,000,000       10,000,000
                                                                                           ----------
                                                                                           13,350,000
                                                                                           ----------
KANSAS -- 1.1%
 Mission Multi-Family
 Housing, Silverwood
 Apartments Project
 (Final maturity
 9/15/26)*.............     NR/NR        A1+/AAA     3.35%     3/5/97      6,000,000        6,000,000
                                                                                           ----------
LOUISIANA -- 4.1%
 Ascension Parish,
 Borden Inc. Project
 (LOC -- Credit Suisse)
 (Final maturity
 12/1/09)*.............   VMIG1/Aa3      A1+/AA+     3.30%     3/5/97      5,500,000        5,500,000
 Louisiana State
 General Obligation
 Bonds, Tax-Exempt
 Eagle Trust, Series
 1994 (AMBAC Insured)
 (Final maturity
 5/1/09)*..............     NR/NR         A1/AA      3.45%     3/6/97     11,600,000       11,600,000
 Plaquemines Port
 Harbor & Term
 District, Chevron Pipe
 Line Company (Final
 maturity 9/1/08)*.....    NR/Aa3         NR/AA      3.85%     9/1/97      4,000,000        4,000,000
                                                                                           ----------
                                                                                           21,100,000
                                                                                           ----------
MISSOURI -- 5.0%
 Columbia, Series A
 (LOC -- Toronto
 Dominion Bank) (Final
 maturity 6/1/08)*.....   VMIG1/Aa2       NR/NR      3.35%     3/5/97      2,500,000        2,500,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------                                                 --------------
MISSOURI -- (CONTINUED)
 Columbia Water &
 Electric, Series B
 (LOC -- Toronto
 Dominion Bank) (Final
 maturity 12/1/15)*....   VMIG1/Aa2      A1+/AA      3.35%     3/5/97   $  1,400,000   $    1,400,000
 Independence
 Industrial
 Development, Resthaven
 Project,
 (LOC -- Credit Local
 de France) (Final
 maturity 2/1/25)*.....     NR/NR        A1+/AA+     3.40%     3/5/97      3,900,000        3,900,000
 Missouri State
 Infrastructure
 Facilities, Midtown
 Redevelopment Project
 (LOC -- Dai-Ichi
 Kangyo, Los Angeles)
 (Final maturity
 12/1/18)*.............   VMIG1/A1        NR/NR      3.48%     3/5/97     17,900,000       17,900,000
                                                                                           ----------
                                                                                           25,700,000
                                                                                           ----------
MONTANA -- 1.2%
 Montana State Tax &
 Revenue Anticipation
 Notes.................    MIG1/NR       Sp1+/NR     4.50%    6/27/97      6,000,000        6,015,612
                                                                                           ----------
NEBRASKA -- 0.7%
 Nebraska Educational
 Facilities (FGIC
 Insured) (Final
 maturity 12/1/00)*....   VMIG1/Aaa      A1/AAA      3.40%     3/5/97      3,435,000        3,435,000
                                                                                           ----------
NEW MEXICO -- 1.5%
 New Mexico State
 Highway Commission
 (FSA Insured) (Final
 maturity 6/15/11)*....   VMIG1/Aaa      A1+/AAA     3.35%     3/5/97      8,000,000        8,000,000
                                                                                           ----------
NEW YORK -- 3.0%
 New York City Tax-
 Exempt Water Eagle
 Trust, Series 94C-2
 (MBIA Insured) (Final
 maturity 6/15/18)*....     NR/NR         A1/AA      3.40%     3/6/97     10,000,000       10,000,000
 New York State Dorm
 Authority, St. Francis
 Center at the Knolls
 (LOC -- Banque
 Paribas) (Final
 maturity 7/1/23)*.....   VMIG1/A2        NR/NR      3.50%    3/10/97      5,400,000        5,400,000
                                                                                           ----------
                                                                                           15,400,000
                                                                                           ----------
NORTH CAROLINA -- 5.7%
 North Carolina Eastern
 Water District........     NR/NR        A1+/AAA     3.45%    5/13/97      5,175,000        5,175,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------                                                 --------------
NORTH CAROLINA -- (CONTINUED)
 North Carolina Medical
 Care Community, Adult
 Community Total
 Services (LOC --
 LaSalle National Bank,
 Chicago) (Final
 maturity 11/15/09)*...     NR/NR        A1+/AA+     3.35%     3/6/97   $ 10,000,000   $   10,000,000
 North Carolina
 Municipal Power
 Agency................     P1/A          A1+/A      3.40%    5/16/97      2,000,000        2,000,000
 North Carolina
 Municipal Power
 Agency................     P1/A         A1+/A-      3.40%    4/14/97     10,000,000       10,000,000
 Wake County Pollution
 Control, Series C
 (LOC -- Sumitomo Bank,
 Ltd.) (Final maturity
 10/1/15)*.............     P1/A1         A1/NR      3.50%     3/5/97      2,300,000        2,300,000
                                                                                           ----------
                                                                                           29,475,000
                                                                                           ----------
OHIO -- 1.0%
 Hamilton County
 Hospital Facilities
 Bethesda Hospital,
 Inc. (LOC -- Rabobank
 Nederland) (Final
 maturity 2/15/24)*....   VMIG1/Aaa      A1+/AAA     3.20%     3/6/97      2,600,000        2,600,000
 Ohio Air Quality
 Development Authority,
 Timken Project (LOC --
 Credit Suisse) (Final
 maturity 6/1/01)*.....     P1/NR        A1+/AA      3.30%     3/5/97      2,800,000        2,800,000
                                                                                           ----------
                                                                                            5,400,000
                                                                                           ----------
OREGON -- 0.8%
 Clackamas County
 Hospital Facilities
 (Final maturity
 4/1/14)*..............     NR/NR         NR/AA      3.75%     4/1/97      4,350,000        4,350,000
                                                                                           ----------
PENNSYLVANIA -- 9.6%
 Allegheny County
 Industrial
 Development, Duquesne
 Light Co., Series A
 (LOC -- Canadian
 Imperial Bank of
 Commerce) (Final
 maturity 9/1/11)*.....     P1/NR        A1+/AA-     3.65%     3/3/97      3,700,000        3,700,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------                                                 --------------
PENNSYLVANIA -- (CONTINUED)
 Allegheny County
 Industrial
 Development, Duquesne
 Light Co.
 (LOC -- Canadian
 Imperial Bank of
 Commerce) (Final
 maturity 9/1/11)*.....     NR/NR        A1+/AA-     3.65%     3/3/97   $  8,225,000   $    8,225,000
 Emmaus General
 Authority, Subseries
 D-12 (LOC - Canadian
 Imperial Bank) (Final
 maturity 3/1/24)*.....     NR/NR        A1+/Sp1     3.35%     3/5/97      6,600,000        6,600,000
 Philadelphia Gas
 Works, Series B.......     P1/NR        A1+/NR      3.50%    3/21/97      5,000,000        5,000,000
 Quakertown General
 Authority, Series A
 (LOC - PNC Bank)
 (Final maturity
 7/1/26)*..............     P1/A1         NR/NR      3.35%     3/4/97     10,000,000       10,000,000
 Quakertown Hospital
 Authority, HPS Group
 Pooled Financing
 (LOC -- PNC Bank)
 (Final maturity
 7/1/05)...............   VMIG1/A1        NR/NR      3.35%     3/4/97     10,000,000       10,000,000
 Schuylkill County
 Industrial
 Development, Westwood
 Energy Project
 (LOC -- Fuji Bank LTD)
 (Final maturity
 11/1/09)*.............     P1/A1         NR/NR      3.55%     3/3/97      6,300,000        6,300,000
                                                                                           ----------
                                                                                           49,825,000
                                                                                           ----------
RHODE ISLAND -- 0.9%
 Rhode Island Housing,
 Series 22-A (FGIC
 Insured) (Final
 maturity 4/1/27)**....   VMIG1/Aa2      A1+/AA+     3.65%    12/2/97      4,615,000        4,615,000
SOUTH CAROLINA -- 0.9%
 South Carolina Jobs
 Economic Authority,
 Tuomey Regional
 Medical Center, Series
 B (MBIA Insured)
 (Final maturity
 11/1/25)*.............   VMIG1/Aaa      A1+/AAA     3.30%     3/6/97      4,800,000        4,800,000
TENNESSEE -- 4.7%
 Bristol Health &
 Education, Bristol
 Memorial Hospital,
 Series 95-A (FGIC
 Insured) (Final
 maturity 3/1/14)*.....     NR/NR        A1/AAA      3.50%     3/5/97      8,500,000        8,500,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------                                                 --------------
TENNESSEE -- (CONTINUED)
 Metropolitan
 Government Nashville &
 Davidson County Health
 & Education
 Facilities,
 Adventist/Sunbelt,
 Series A (LOC --
 Suntrust) (Final
 maturity 11/15/26)*...   VMIG1/Aa3      A1+/AA-     3.30%     3/6/97   $  6,000,000   $    6,000,000
 Shelby County Tax &
 Revenue Receipts
 (Final maturity
 11/1/21)*.............     NR/NR        A1+/AAA     3.40%     3/6/97     10,000,000       10,000,000
                                                                                           ----------
                                                                                           24,500,000
                                                                                           ----------
TEXAS -- 12.7%
 Angelina & Neches
 River Authority, Solid
 Waste Revenue, Series
 B -- E (LOC -- Credit
 Suisse) (Final
 maturity 5/1/14)*.....    P1/Aa3         NR/NR      3.45%     3/3/97     13,700,000       13,700,000
 Brownsville Texas
 Utility System........     P1/NR        A1+/NR      3.50%    7/15/97      8,000,000        8,000,000
 Grand Prairie Housing,
 Lincoln Property
 Company (Final
 maturity 6/1/10)*.....     NR/NR        A1+/AAA     3.35%     3/5/97      6,700,000        6,700,000
 Sulpher Springs Texas
 Industrial Development
 Hon Industries, Inc.
 Project (LOC -- Credit
 Suisse) (Final
 maturity 12/1/13)*....     NR/NR         NR/NR      3.40%     3/5/97      5,400,000        5,400,000
 Texas Department of
 Housing...............     P1/NR        A1+/NR      3.55%    6/26/97      6,545,000        6,545,000
 Texas Tax & Revenue
 Anticipation Notes....    MIG1/NR       Sp1+/NR     4.75%    8/29/97     20,000,000       20,077,472
 University of Texas
 Board of Regents......     P1/NR        A1+/NR      3.55%    5/23/97      1,440,000        1,440,000
 University of Texas
 Board of Regents......     P1/NR        A1+/NR      3.35%    4/10/97      3,860,000        3,860,000
                                                                                           ----------
                                                                                           65,722,472
                                                                                           ----------
UTAH -- 4.4%
 Intermountain Power
 Agency, Power Supply
 Revenue (Final
 maturity 7/1/03)*.....   VMIG1/Aaa       NR/NR      3.50%     3/5/97      9,900,000        9,900,000
 Intermountain Power
 Agency, Power Supply
 Revenue, Series E
 (LOC -- Morgan
 Guaranty Trust) (Final
 maturity 7/1/21)**....   VMIG1/Aa1      A1+/AAA     3.93%    6/16/97      5,000,000        5,000,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   -----   --------   ------------   --------------
UTAH -- (CONTINUED)
 Utah State Housing
 Finance Agency, Single
 Family, Series 4
 (Final maturity
 1/1/28)*..............   VMIG1/Aa1       NR/NR      3.45%     3/5/97   $  8,000,000   $    8,000,000
                                                                                           ----------
                                                                                           22,900,000
                                                                                           ----------
WASHINGTON -- 1.7%
 Washington State
 Health Care Facilities
 Authority, Fred
 Hutchinson Cancer
 Center (LOC -- Morgan
 Guaranty Trust) (Final
 maturity 1/1/23)*.....   VMIG1/Aa1       NR/NR      3.45%     3/3/97      9,000,000        9,000,000
                                                                                           ----------
WISCONSIN -- 0.5%
 Oak Creek Pollution
 Control, Wisconsin
 Electric Power Co.
 Project (Final
 maturity 8/1/16)*.....    P1/Aa3         NR/AA      3.35%     3/5/97      2,700,000        2,700,000
                                                                                           ----------
Total Short-Term Tax-
 Exempt Investments
 (Amortized cost
 $517,260,618).........                                                                   517,260,618
                                                                                          -----------
TOTAL INVESTMENTS -- 99.6%
 (AMORTIZED COST
 $517,260,618) (A).....                                                                $  517,260,618
                                                                                       --------------
Other assets in excess
 of
 liabilities -- 0.4%...                                                                     2,272,959
                                                                                           ----------
NET ASSETS -- 100.0%...                                                                $  519,533,577

-----------
Percentages indicated are based on net assets of $519,533,577.
(a) Cost for federal income tax and financial reporting purposes is substantially the same.
AMBAC -- AMBAC Indemnity Corporation.
 FGIC -- Financial Guaranty Insurance Company.
  FSA -- Financial Security Assurance.
  LOC -- Letter of Credit.
 MBIA -- Municipal Bond Insurance Association.
   NR -- No rating assigned by Moody's or S&P.

 * Variable rate security. Maturity date reflects the next rate change date. ** Security includes put feature. Maturity date reflects the next put date.
 + The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio of Investments
February 28, 1997
--------------------------------------------------------------------------------

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   -----   --------   ------------   --------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 101.1%
CALIFORNIA -- 100.1%
 Alameda County Tax &
 Revenue Anticipation
 Notes.................    MIG/NR        Sp1+/NR     4.50%    6/30/97   $ 10,500,000   $   10,518,410
 California Department
 of Water..............     P1/Aa        A1+/AA      3.30%    4/14/97      2,500,000        2,500,000
 California Department
 of Water..............     P1/Aa        A1+/AA      3.45%    5/22/97      2,000,000        2,000,000
 California General
 Obligation............     P1/Aa        A1+/AA      3.40%    4/10/97      8,500,000        8,500,000
 California General
 Obligation............     P1/NR         A1/NR      3.45%     5/5/97      5,000,000        5,000,000
 California General
 Obligation Trust
 Receipts, Series SGB15
 (Final maturity
 8/1/19)*..............     NR/NR        A1+/AAA     3.30%     3/6/97      7,175,000        7,175,000
 California General
 Obligation, Class A,
 Various Purpose,
 Certificates of
 Participation (MBIA
 Insured) (Final
 maturity 2/1/06)*.....    P1/Aaa        A1+/AAA     3.35%     3/6/97     10,000,000       10,000,000
 California Health
 Facilities Financing
 Authority, Catholic
 Healthcare, Series B
 (MBIA Insured) (Final
 maturity 7/1/06)*.....   VMIG1/Aaa      A1+/AAA     3.15%     3/5/97      2,285,000        2,285,000
 California Health
 Facilities Financing
 Authority, St. Joseph
 Health System, Series
 B (Final maturity
 7/1/09)*..............   VMIG1/Aa3      A1+/AA      3.35%     3/3/97      6,100,000        6,100,000
 California Health
 Facilities Financing
 Authority, Sutter
 Health, Series B
 (LOC -- Morgan
 Guaranty Trust) (Final
 maturity 3/1/20)*.....   VMIG1/Aa1      A1+/AAA     3.35%     3/3/97      3,400,000        3,400,000
 California Housing
 Financing Agency
 (Final maturity
 8/1/16)*..............    P1/Aaa        A1/AAA      3.50%     5/1/97      4,700,000        4,700,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    --------   --------------
CALIFORNIA -- (CONTINUED)
 California Housing
 Financing Agency,
 Multi-Family Housing,
 Series C (Final
 maturity 7/15/13)*....     NR/NR        A1+/AAA     3.20%     3/5/97   $  5,400,000   $    5,400,000
 California Local
 Government Joint
 Powers, Certificates
 of Participation,
 Series 1 (LOC -- Fuji
 Bank Ltd., Los
 Angeles) (Final
 maturity 8/1/16)*.....   VMIG1/A1        NR/NR      3.30%     3/5/97      1,100,000        1,100,000
 California Pollution
 Control Financing
 Authority, Atlantic
 Richfield Project,
 Series A (AMT) (Final
 maturity 12/1/24)*....   VMIG1/A2        A1/A       3.45%     3/3/97      8,800,000        8,800,000
 California Pollution
 Control Financing
 Authority, Chevron
 USA, Inc. Project,
 Callable 4/18/97 @100,
 Putable 11/15/97 @100
 (Final maturity
 11/15/01)*............    NR/Aa2         NR/AA      3.90%    5/15/97      2,405,000        2,409,395
 California Pollution
 Control Financing
 Authority, Colmac
 Energy Project, Series
 A (AMT) (LOC -- Swiss
 Bank) (Final maturity
 12/1/16)*.............     NR/NR        A1+/AA+     3.25%     3/5/97      2,300,000        2,300,000
 California Pollution
 Control Financing
 Authority, Delano
 Power Project (AMT)
 (LOC -- Algemene Bank
 Nederland) (Final
 maturity 8/1/19)*.....    NR/Aa1         NR/NR      3.45%     3/3/97      1,000,000        1,000,000
 California Pollution
 Control Financing
 Authority, Delano
 Power Project (AMT)
 (LOC -- Algemene Bank
 Nederland) (Final
 maturity 8/1/19)*.....    NR/Aa1         NR/NR      3.45%     3/3/97      5,100,000        5,100,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  ------------  -----------   ----    --------    ---------  --------------
CALIFORNIA -- (CONTINUED)
 California Pollution
 Control Financing
 Authority, HL Power
 Co. Project (AMT)
 (LOC -- Banque
 Nationale de Paris)
 (Final maturity
 9/1/18)*..............    NR/Aa3         NR/NR      3.45%     3/3/97   $  2,300,000   $    2,300,000
 California Pollution
 Control Financing
 Authority, Pacific Gas
 & Electric............    P1/Aaa       A1+/AAA+     3.45%    7/16/97     15,000,000       15,000,000
 California Pollution
 Control Financing
 Authority, Pacific Gas
 & Electric............     P1/Aa        A+/AA+      3.45%    7/15/97      5,000,000        5,000,000
 California Pollution
 Control Financing
 Authority, Pacific Gas
 and Electric, Series B
 (AMT) (LOC -- Rabobank
 Nederland) (Final
 maturity 12/1/16)*....     NR/NR        A1+/AAA     3.25%     3/5/97      5,000,000        5,000,000
 California Pollution
 Control Financing
 Authority, Pacific Gas
 and Electric, Series A
 (AMT) (LOC -- Swiss
 Bank) (Final maturity
 12/1/16)*.............     NR/NR        A1+/AAA     3.30%     3/5/97     32,000,000       32,000,000
 California Pollution
 Control Financing
 Authority, Shell Oil
 Company Martinez
 Project, Series B
 (AMT) (Final maturity
 10/1/31)*.............   VMIG1/Aa1      A1+/AAA     3.25%     3/5/97      6,000,000        6,000,000
 California Pollution
 Control Financing
 Authority, Shell Oil
 Company Martinez
 Project, Series A
 (AMT) (Final maturity
 10/1/24)*.............   VMIG1/Aa1       NR/NR      3.40%     3/3/97     16,000,000       16,000,000
 California Pollution
 Control Financing
 Authority, Solid Waste
 Disposal Revenue Bond,
 Taormina Industries,
 Inc. (AMT) (LOC --
 Sanwa Bank, Los
 Angeles, Sanwa Bank,
 Ltd.) (Final maturity
 8/1/14)*..............   VMIG1/Aa3       NR/NR      3.50%     3/5/97      1,285,000        1,285,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    --------    -----------     ----------
CALIFORNIA -- (CONTINUED)
 California Pollution
 Control Financing
 Authority, Solid Waste
 Disposal Rev. Bond,
 Taormina Industries,
 Inc. (AMT) (LOC --
 Sanwa Bank, Los
 Angeles, Sanwa Bank,
 Ltd.) (Final maturity
 8/1/14)*..............   VMIG1/Aa3       NR/NR      3.50%     3/5/97   $  5,500,000   $    5,500,000
 California Pollution
 Control Financing
 Authority, Southern
 California Edison.....     P1/A2         A1/A+      3.40%    5/21/97      2,000,000        2,000,000
 California Pollution
 Control Financing
 Authority, Southern
 California Edison.....     P1/A2         A1/A+      3.30%    4/10/97      3,600,000        3,600,000
 California State
 Department of Water
 (Final maturity
 12/1/29)*.............     NR/Aa         A+/AA      3.30%     3/6/97      8,300,000        8,300,000
 California State,
 Series A..............    MIG1/NR       Sp1+/NR     4.50%    6/30/97     32,900,000       32,964,807
 California Statewide
 Community Development
 Authority, Apartment
 Development Revenue,
 Series A-2 (Final
 maturity 5/15/25)*....     NR/NR        NR/AAA      3.15%     3/5/97     24,000,000       24,000,000
 California Statewide
 Community Development
 Authority, Calsonic
 Project (AMT)
 (LOC -- Union Bank)
 (Final maturity
 8/1/08)*..............     NR/NR         NR/NR      3.40%     3/5/97      7,000,000        7,000,000
 California Statewide
 Community Development
 Authority, North
 California Retired
 Officers (LOC --
 Dresdner Bank A.G.)
 (Final maturity
 6/1/26)*..............   VMIG1/Aaa       NR/NR      3.35%     3/3/97     22,300,000       22,300,000
 California Statewide
 Community Development
 Authority, Apartment
 Development Revenue,
 Series A-1 (Final
 maturity 5/15/25)*....     NR/NR        NR/AAA      3.15%     3/5/97      8,100,000        8,100,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    --------   --------------   ----------
CALIFORNIA -- (CONTINUED)
 California Statewide
 Community Development
 Authority, Apartment
 Development Revenue,
 Series A-5 (Final
 maturity 5/15/25)*....     NR/NR        NR/AAA      3.15%     3/5/97   $ 10,000,000   $   10,000,000
 California Statewide
 Community Development
 Authority, Apartment
 Development Revenue,
 Series A-6 (Final
 maturity 5/15/25)*....     NR/NR        NR/AAA      3.15%     3/5/97     16,900,000       16,900,000
 California Statewide
 Community Development
 Authority, Series A-7
 (AMT) (Final maturity
 5/15/25)*.............     NR/NR        NR/AAA      3.30%     3/5/97      2,800,000        2,800,000
 California Statewide
 Community Development
 Authority, Solid Waste
 Facilities, Chevron
 USA Project (AMT)
 (Final maturity
 12/15/24)*............    NR/Aa2         NR/NR      3.40%     3/3/97      3,400,000        3,400,000
 California Statewide
 Community Development
 Authority, Tax &
 Revenue Anticipation
 Notes, Series A.......    MIG1/NR       Sp1+/NR     4.75%    6/30/97     10,000,000       10,023,901
 California Statewide
 Community Development
 Corporation,
 Industrial
 Development, Carvin
 Project, Series A
 (LOC -- California
 State Teacher's
 Retirement) (Final
 maturity 6/1/10)*.....     NR/NR        A1+/AA+     3.30%     3/5/97      2,175,000        2,175,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    --------                     --------
CALIFORNIA -- (CONTINUED)
 California Statewide
 Community Development
 Corporation,
 Industrial
 Development, Pascon
 Project, Series B
 (AMT) (LOC --
 California State
 Teacher's Retirement)
 (Final maturity
 12/1/14)*.............     NR/NR         NR/NR      3.30%     3/5/97   $  2,825,000   $    2,825,000
 Campbell California
 Elementary School
 District Tax & Revenue
 Anticipation Notes....    MIG1/NR        NR/NR      4.50%     7/2/97      2,000,000        2,003,237
 Chula Vista Industrial
 Development, San Diego
 Gas and Electric,
 Series B (AMT) (Final
 maturity 12/1/27)*....   VMIG1/A1        A1/A+      3.35%     3/5/97     11,000,000       11,000,000
 Chula Vista Industrial
 Development (AMT).....     P1/A1         A1/A+      3.55%    7/16/97      3,000,000        3,000,000
 Chula Vista Industrial
 Development, San Diego
 Gas and Electric,
 Series B (AMT) (Final
 maturity 12/1/21)*....     P1/A2         A1/A       3.60%     3/3/97     26,000,000       26,000,000
 Chula Vista Multi-
 Family Housing, Terra
 Nova Association
 Project, Series A
 (LOC -- Industrial
 Bank of Japan, Ltd.)
 (Final maturity
 3/1/05)*..............     NR/NR         A1/A       3.35%     3/5/97      5,000,000        5,000,000
 Contra Costa County
 Multi-Family Housing
 (AMT) (LOC -- Sumitomo
 Bank, Ltd.) (Final
 maturity 8/1/32)*.....     NR/NR         A1/A+      3.50%     3/5/97      8,000,000        8,000,000
 Foothill/Eastern
 Corridor Agency, Toll
 Road Revenue, Series B
 (LOC -- Morgan
 Guaranty Trust) (Final
 maturity 1/2/35)*.....     NR/NR        A1+/AAA     3.20%     3/6/97     12,700,000       12,700,000
 Foothill Eastern Toll
 Road, Series D
 (LOC -- Industrial
 Bank of Japan) (Final
 maturity 1/2/35)*.....     NR/NR         A1/A       3.25%     3/6/97     13,500,000       13,500,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    -------     ---------       ---------
CALIFORNIA -- (CONTINUED)
 Foothill Eastern Toll
 Road, Series E
 (LOC -- Banque
 National Paris) (Final
 maturity 1/2/35)*.....     NR/NR         A1/A+      3.30%     3/5/97   $  5,000,000   $    5,000,000
 Fremont California
 Certificates of
 Participation
 (LOC -- Sumitomo Bank)
 (Final maturity
 8/1/22)*..............     NR/NR         A1/A       3.35%     3/6/97      3,200,000        3,200,000
 Fremont California
 Certificates of
 Participation,
 Building and Equipment
 Project
 (LOC -- Sumitomo Bank,
 Ltd.) (Final maturity
 7/1/15)*..............     NR/NR         A1/A       3.35%     3/6/97      4,250,000        4,250,000
 Grand Terrace
 Community
 Redevelopment Agency,
 Mt. Vernon Villas
 (LOC -- Industrial
 Bank of Japan) (Final
 maturity 12/1/11)*....     NR/NR         A1/A       3.35%     3/5/97      1,650,000        1,650,000
 Huntington Beach
 Multi-Family Housing,
 Huntington Breakers,
 Series A
 (LOC -- Sumitomo Bank,
 Ltd.) (Final maturity
 7/1/14)*..............   VMIG1/A1        NR/NR      3.25%     3/5/97     10,300,000       10,300,000
 Indio Multi-Family
 Housing, Western
 Federal Savings
 Project (LOC -- Wells
 Fargo & Co.) (Final
 maturity 6/1/05)*.....     NR/NR         A1/A+      3.25%     3/6/97      3,010,000        3,010,000
 Irvine Improvement
 Board Act 1915,
 District 89-10
 (LOC -- National
 Westminster PLC)
 (Final maturity
 9/2/15)*..............   VMIG1/Aa2      A1+/AA      3.35%     3/3/97        500,000          500,000
 Irvine Improvement
 Board Act 1915,
 District 94-15
 (LOC -- Dai-Ichi
 Kangyo Los Angeles)
 (Final maturity
 9/2/20)*..............   VMIG1/A1        A1/A       3.40%     3/3/97     17,200,000       17,200,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  ----------    ----------    ----    --------   --------------   ---------
CALIFORNIA -- (CONTINUED)
 Kern County
 Certificates of
 Participation, Kern
 Public Facilities
 Project, Series C
 (LOC -- Union Bank of
 Switzerland) (Final
 maturity 8/1/06)*.....   VMIG1/Aaa       NR/NR      3.15%     3/5/97   $  3,400,000   $    3,400,000
 Kern County High
 School District, Tax &
 Revenue Anticipation
 Notes.................     NR/NR        Sp1+/NR     4.50%    7/31/97     10,000,000       10,024,095
 Los Angeles Community
 Multi-Family Housing,
 Academy Village,
 Series A (AMT)
 (LOC -- Swiss Bank)
 (Final maturity
 10/1/19)*.............   VMIG1/Aa1       NR/NR      3.30%     3/6/97     15,000,000       15,000,000
 Los Angeles Community
 Multi-Family Housing,
 Grande Pomenade
 Project (LOC -- Tokai
 Bank, Los Angeles,
 Barclays Bank PLC)
 (Final maturity
 12/1/10)*.............     NR/NR        A1+/AAA     3.20%     3/6/97     25,900,000       25,900,000
 Los Angeles County....     P1/NR         A1/NR      3.45%     4/8/97      3,500,000        3,500,000
 Los Angeles County
 Metropolitan
 Transportation
 Authority, Series SGB1
 (Final maturity
 7/1/25)*..............     NR/NR        A1+/AAA     3.30%     3/6/97      3,500,000        3,500,000
 Los Angeles County
 Metropolitan
 Transportation
 Authority, Series SGB3
 (Final maturity
 7/1/16)*..............     NR/NR        A1+/AAA     3.30%     3/6/97      5,400,000        5,400,000
 Los Angeles County
 Metropolitan
 Transportation
 Authority, Series SGB2
 (Final maturity
 7/1/21)*..............     NR/NR        A1+/AAA     3.30%     3/6/97     23,000,000       23,000,000
 Los Angeles County
 Metropolitan
 Transportation
 Authority (Final
 maturity 7/1/17)*.....     NR/NR        A1+/AAA     3.25%     3/6/97      2,100,000        2,100,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    --------   --------------   ---------
CALIFORNIA -- (CONTINUED)
 Los Angeles County
 Multi-Family Housing,
 Sandi Canyon Villas
 (AMT) (LOC --
 Industrial Bank of
 Japan) (Final maturity
 11/1/09)*.............   VMIG1/A1        NR/NR      3.40%     3/5/97   $  2,000,000   $    2,000,000
 Los Angeles County
 Pension Obligation,
 Series A (AMBAC
 Insured) (Final
 maturity 6/30/07)*....   VMIG1/Aaa      A1+/AAA     3.20%     3/5/97     20,000,000       20,000,000
 Los Angeles County
 Pension Obligation,
 Series B (AMBAC
 Insured) (Final
 maturity 6/30/07)*....   VMIG1/Aaa      A1+/AAA     3.20%     3/5/97      1,000,000        1,000,000
 Los Angeles County
 Public Works, Series A
 (MBIA Insured)........    NR/Aaa        NR/AAA      4.50%     9/1/97      5,000,000        5,015,125
 Los Angeles Multi-
 Family Housing,
 Channel Gateway
 Apartments, Series B
 (AMT) (LOC -- Fuji
 Bank) (Final maturity
 8/1/19)*..............   VMIG1/A1        NR/NR      3.45%     3/6/97      6,700,000        6,700,000
 Los Angeles Unified
 School District, Tax &
 Revenue Anticipation
 Notes, Series B.......    MIG1/NR       Sp1+/NR     4.50%    9/30/97      8,500,000        8,541,113
 Los Angeles Wastewater
 System................     P1/NR        A1+/NR      3.45%     5/9/97     15,000,000       15,000,000
 Monterey County
 Financing Authority,
 Reclamation and
 Distribution Project
 (LOC -- Dai-Ichi
 Kangyo, Los Angeles)
 (Final maturity
 9/1/36)*..............   VMIG1/A1        NR/NR      3.40%     3/6/97      5,100,000        5,100,000
 Monterey Peninsula
 Water Management
 District, Reclamation
 Project, (LOC --
 Sumitomo Bank) (Final
 maturity 7/1/22)*.....   VMIG1/A1        A1/A       3.40%     3/6/97     15,300,000       15,300,000
 Newport Beach, Hoag
 Memorial Hospital,
 (Final maturity
 10/1/22)*.............   VMIG1/A1       A1+/AA      3.35%     3/3/97      1,000,000        1,000,000
 Newport Beach, Hoag
 Memorial Hospital,
 Series A (Final
 maturity 10/1/26)*....     NR/NR        A1+/AA      3.35%     3/3/97      7,900,000        7,900,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    --------    -----------      --------
CALIFORNIA -- (CONTINUED)
 Newport Beach, Hoag
 Memorial Hospital,
 Series C (Final
 maturity 10/1/26)*....     NR/NR        A1+/AA      3.35%     3/3/97   $ 12,000,000   $   12,000,000
 Oakland, Children's
 Hospital Medical
 Center, Series B
 (LOC -- Banque
 National Paris) (Final
 maturity 7/1/99)*.....     NR/NR         A1/A+      3.30%     3/5/97      4,600,000        4,600,000
 Orange County
 Apartment Development,
 Bear Brand Apartments,
 Series Z (LOC -- Fuji
 Bank, Credit Suisse)
 (Final maturity
 11/1/07)*.............   VMIG1/Aa2       NR/NR      3.25%     3/6/97      8,000,000        8,000,000
 Orange County
 Apartment Development,
 Laguna Summit
 Apartments, Series X
 (LOC - Tokai Bank LTD,
 Chase Manhattan)
 (Final maturity
 11/1/08)*.............   VMIG2/A2        NR/NR      3.30%     3/4/97      8,500,000        8,500,000
 Orange County Housing
 Authority, Costa
 Partner Development,
 Series BB (LOC --
 Tokai Bank, New York)
 (Final maturity
 12/1/09)*.............   VMIG1/Aa3       NR/NR      3.30%     3/5/97     12,200,000       12,200,000
 Orange County
 Improvement Board,
 Assessment District
 88-1 (LOC -- Societe
 Generale, Kredietbank
 N.V.) (Final maturity
 9/2/18)*..............   VMIG1/Aa2      A1+/AA-     3.40%     3/3/97     14,000,000       14,000,000
 Orange County, Pointe
 Niguel Project, Series
 C (LOC -- First
 Interstate Bancorp)
 (Final maturity
 11/1/05)*.............   VMIG1/Aa3       NR/NR      3.50%     3/6/97     13,000,000       13,000,000
 Orange County
 Sanitation Districts,
 Certificates of
 Participation (AMBAC
 Insured) (Final
 maturity 8/1/13)*.....   VMIG1/Aaa      A1+/AAA     3.15%     3/6/97      3,100,000        3,100,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   ----    --------    ---------       ----------
CALIFORNIA -- (CONTINUED)
 Orange County
 Sanitation Districts,
 Certificates of
 Participation, Series
 C (FGIC Insured)
 (Final maturity
 8/1/17)*..............   VMIG1/Aaa      A1+/AAA     3.40%     3/3/97   $  8,500,000   $    8,500,000
 Orange County Water...    P1/Aaa        A1+/AA+     3.35%    5/16/97      4,000,000        4,000,000
 Otay Water District,
 Certificates of
 Participation
 (LOC -- Landesbank
 Hessen) (Final
 maturity 9/1/26)*.....   VMIG1/Aaa      A1+/AAA     3.15%     3/5/97      2,200,000        2,200,000
 Placer Unified High
 School District (FGIC
 Insured)..............    MIG1/NR       Sp1+/NR     4.45%     9/4/97      3,700,000        3,709,466
 Redlands Certificates
 of Participation (FGIC
 Insured) (Final
 maturity 9/1/17)*.....   VMIG1/Aaa      A1+/AAA     3.25%     3/5/97      3,620,000        3,620,000
 Redlands Certificates
 of Participation,
 Water Treatment
 Facilities Project,
 (FGIC Insured) (Final
 maturity 9/1/15)*.....   VMIG1/Aaa      A1+/AAA     3.25%     3/5/97      2,500,000        2,500,000
 Riverside County......     P1/A1         A1/A       3.40%     5/8/97      3,000,000        3,000,000
 Riverside County
 Industrial
 Development, Advanced
 Business Forms, Inc.
 Project, (AMT),
 (LOC -- First National
 Bank) (Final maturity
 4/1/14)*..............   VMIG1/Aaa       NR/NR      3.25%     3/6/97      1,500,000        1,500,000
 Riverside County
 Industrial
 Development, Cryogenic
 Project Issue B (AMT)
 (LOC -- Rabobank
 Nederland) (Final
 maturity 7/5/14)*.....   VMIG1/Aaa       NR/NR      3.25%     3/6/97      1,400,000        1,400,000
 Riverside County
 Industrial
 Development,
 Riverfront/Crest Steel
 (AMT) (LOC -- First
 National Bank) (Final
 maturity 4/1/09)*.....   VMIG1/Aaa       NR/NR      3.25%     3/6/97      3,050,000        3,050,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  ----------    -----------   ----    --------    ---------       ---------
CALIFORNIA -- (CONTINUED)
 Sacramento County
 Multi-Family Housing,
 Series A
 (LOC -- Dai-Ichi
 Kangyo) (Final
 maturity 4/15/07)*....   VMIG1/A1        A1/A+      3.40%     3/6/97   $ 15,400,000   $   15,400,000
 Sacramento County
 Multi-Family Housing,
 Series C
 (LOC -- Dai-Ichi
 Kangyo) (Final
 maturity 4/15/07)*....   VMIG1/A1        A1/A+      3.40%     3/6/97      1,600,000        1,600,000
 Sacramento County Tax
 & Revenue Anticipation
 Notes.................    MIG/NR        Sp1+/NR     4.50%    9/30/97     32,000,000       32,136,477
 Sacramento Municipal
 Water District........    P1/Aaa        A1+/AAA     3.25%     4/9/97      5,000,000        5,000,000
 San Bernardino County
 Multi-Family Housing,
 Brookside Meadows,
 Series A (LOC -- Tokai
 Bank, Chase Manhattan)
 (Final maturity
 8/1/05)*..............   VMIG1/Aa3       NR/NR      3.25%     3/5/97      8,400,000        8,400,000
 San Bernardino County
 Certificates of
 Participation, County
 Center Project
 (LOC -- Canadian
 Imperial Bank) (Final
 maturity 7/1/15)*.....   VMIG1/Aa3       NR/NR      3.25%     3/5/97      4,000,000        4,000,000
 San Bernardino County
 Multi-Family Housing
 (LOC -- First
 Nationwide Bank)
 (Final maturity
 7/1/14)*..............     NR/NR        A1+/AAA     3.20%     3/5/97      5,850,000        5,850,000
 San Bernardino County
 Tax & Revenue
 Anticipation Notes
 (LOC -- Toronto
 Dominion Bank,
 Landesbank Hessen, New
 York).................    MIG/NR        Sp1+/NR     4.50%    6/30/97      6,000,000        6,011,967
 San Diego City
 Industrial Development
 Authority.............   VMIG1/Aa3       NR/NR      3.35%    4/23/97      1,500,000        1,500,000
 San Diego County Tax &
 Revenue Anticipation
 Notes (LOC --
 Commerzbank
 Aktiengeselt, Canadian
 Imperial Bank)........    MIG1/NR       Sp1+/NR     4.38%    9/30/97     24,100,000       24,181,875

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   -----   --------   --------------   ---------
CALIFORNIA -- (CONTINUED)
 San Diego Industrial
 Development
 Authority.............     NR/NR         NR/NR      3.30%     4/9/97   $  5,000,000   $    5,000,000
 San Diego Housing
 Authority, Multi-
 Family Housing, Nobel
 Ct. Apartments, Series
 L (LOC -- Citibank,
 New York) (Final
 maturity 12/1/08)*....   VMIG1/Aa3       NR/NR      3.20%     3/6/97      1,800,000        1,800,000
 San Diego Housing
 Authority, Multi-
 Family Housing, Nobel
 Ct. Apartments
 (LOC -- Tokai Bank,
 New York, Credit
 Suisse) (Final
 maturity 12/1/08)*....   VMIG1/Aa3       NR/NR      3.20%     3/6/97     10,000,000       10,000,000
 San Francisco City and
 County Airport (Final
 maturity 5/1/21)*.....     NR/NR         NR/NR      3.25%     3/6/97      5,345,000        5,345,000
 San Francisco City and
 County Multi-Family
 Housing, Bayside
 Village Project D,
 Series A
 (LOC -- Industrial
 Bank of Japan LTD)
 (Final maturity
 12/1/05)*.............   VMIG1/A1        NR/NR      3.40%     3/6/97      1,000,000        1,000,000
 San Francisco City and
 County Multi-Family
 Housing, Fillmore
 Center, Series B-1
 (LOC -- Bank of Nova
 Scotia) (Final
 maturity 12/1/17)*....     NR/NR        A1+/AA-     3.20%     3/5/97      5,000,000        5,000,000
 San Francisco City and
 County Multi-Family
 Housing, Winterland
 Project, Series 85-C
 (LOC -- Citibank, New
 York) (Final maturity
 6/1/06)*..............     NR/NR        A1+/AA-     3.20%     3/4/97      1,600,000        1,600,000
 San Francisco City and
 County Tax & Revenue
 Anticipation Notes....    MIG1/NR       Sp1+/NR     4.50%    10/8/97     23,000,000       23,108,640
 Santa Clara Electric
 Revenue, Series A
 (LOC -- National
 Westminster Bank, PLC)
 (Final maturity
 7/1/10)*..............   VMIG1/Aa2       NR/NR      3.25%     3/5/97      1,000,000        1,000,000

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   -----   --------   --------------   ---------
CALIFORNIA -- (CONTINUED)
 Santa Clara Electric
 Revenue, Series B
 (LOC -- National
 Westminster Bank, PLC)
 (Final maturity
 7/1/10)*..............   VMIG1/Aa2       NR/NR      3.25%     3/5/97   $  3,100,000   $    3,100,000
 Santa Cruz County
 Office of Education
 Tax & Revenue
 Anticipation Notes....     NR/NR        Sp1+/NR     4.50%    6/30/97     22,150,000       22,195,924
 Simi Valley Multi-
 Family Housing,
 Lincoln Wood Ranch
 (LOC -- Sumitomo Bank,
 LTD) (Final maturity
 6/1/10)*..............     NR/NR         A1/A       3.35%     3/6/97      7,500,000        7,500,000
 Southeast Recovery
 Facility, Series A
 (LOC -- Industrial
 Bank of Japan Ltd.)
 (Final maturity
 12/1/18)*.............   VMIG1/A1        A1/A+      3.40%     3/5/97     15,000,000       15,000,000
 Southeast Recovery
 Facility, Series B
 (AMT) (LOC --
 Industrial Bank of
 Japan Ltd.) (Final
 maturity 12/1/18)*....   VMIG1/A1        A1/A       3.50%     3/5/97      3,300,000        3,300,000
 Southern California
 Metropolitan Water
 District..............     P1/NR        A1+/NR      3.40%    5/22/97      4,000,000        4,000,000
 Southern California
 Metropolitan Water
 District..............     P1/NR        A1+/NR      3.40%    5/23/97      5,700,000        5,700,000
 Southern California
 Public Power
 Authority, Southern
 Transmission (AMBAC
 Insured) (LOC -- Swiss
 Bank) (Final maturity
 7/1/19)*..............   VMIG1/Aaa      A1+/AAA     3.20%     3/5/97      5,000,000        5,000,000
 Southern California
 Public Power
 Authority, Southern
 Transmission, Series B
 (FSA Insured) (Final
 maturity 7/1/23)*.....   VMIG1/Aaa      A1+/AAA     3.10%     3/5/97      7,500,000        7,500,000
 Tahoe-Truckee Unified
 School District
 (GIC-FGIC Insured)....     NR/NR        Sp1+/NR     4.45%     9/4/97      4,000,000        4,010,234

---------------
See Notes to Financial Statements.

                           MOODY'S         S&P                                           AMORTIZED
                          RATINGS+      RATINGS+             MATURITY    PRINCIPAL          COST
      DESCRIPTION        (UNAUDITED)   (UNAUDITED)   RATE      DATE        AMOUNT         (NOTE 2)
-----------------------  -----------   -----------   -----   --------   ------------   --------------
CALIFORNIA -- (CONTINUED)
 Vallejo Industrial
 Development Authority,
 Meyer Cookware
 Project, Series A
 (AMT) (LOC -- Bank of
 Tokyo) (Final maturity
 12/1/23)*.............     NR/NR         A1/A+      3.50%     3/5/97   $  3,300,000   $    3,300,000
 Washington Township
 Hospital, Series A
 (LOC -- Industrial
 Bank of Japan) (Final
 maturity 1/1/16)*.....   VMIG1/A1        NR/NR      3.35%     3/6/97      8,900,000        8,900,000
                                                                                          -----------
                                                                                          994,774,666
PUERTO RICO -- 1.0%
 Puerto Rico Public
 Buildings Authority,
 Trust Receipts, Series
 SGA16 (Final maturity
 7/1/21)*..............     NR/NR        A1+/AAA     3.20%     3/5/97      9,380,000        9,380,000
                                                                                          -----------
TOTAL INVESTMENTS -- 101.1%
 (AMORTIZED COST
 $1,004,154,666)(A)....                                                                $1,004,154,666
Liabilities in excess
 of other assets --
 (1.1%)................                                                                   (10,432,676)
                                                                                          -----------
NET ASSETS -- 100.0%...                                                                $  993,721,990
                                                                                          -----------

---------------

Percentages indicated are based on net assets of $993,721,990.
(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC -- AMBAC Indemnity Corporation.
  AMT -- Interest on securities subject to Federal Alternative Minimum Tax. FGIC -- Financial Guaranty Insurance Company.
  FSA -- Financial Security Assurance.
  GIC -- Guaranteed Investment Contract
  LOC -- Letter of Credit.
 MBIA -- Municipal Bond Insurance Association.
   NR -- No rating assigned by Moody's or S&P.

* Variable rate security. Maturity date reflects the next rate change date. + The ratings provided consist of short-term and long-term ratings.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
February 28, 1997
--------------------------------------------------------------------------------

                                                                                        CALIFORNIA
                                                                       TAX-EXEMPT       TAX-EXEMPT
                                                                         MONEY         MONEY MARKET
                                                                          FUND             FUND
                                                                      ------------    --------------
ASSETS:
 Investment in securities, at value (amortized cost $517,260,618
   and $1,004,154,666, respectively)...............................   $517,260,618    $1,004,154,666
 Cash..............................................................        489,812           280,383
 Interest receivable...............................................      2,971,350         7,276,879
 Prepaid expenses..................................................         23,963             3,810
                                                                      ------------      ------------
Total Assets.......................................................    520,745,743     1,011,715,738
                                                                      ------------      ------------
LIABILITIES:
 Dividends payable.................................................        952,325           479,921
 Payable for investment securities purchased.......................             --        17,000,000
 Investment advisory fees payable..................................         40,819            75,781
 Administration fees payable.......................................         40,819            75,781
 Special management fees payable (Pacific Horizon Shares)..........         21,295           119,914
 Shareholder service fees payable (Horizon Service Shares).........         32,530            87,076
 Shareholder service fees payable (X Shares).......................             --             8,693
 12b-1 fees payable (X Shares).....................................             --             6,068
 Transfer agent fees payable.......................................          1,251             3,686
 Legal fees payable................................................          3,978             5,991
 Other accrued expenses............................................        119,149           130,837
                                                                      ------------      ------------
Total Liabilities..................................................      1,212,166        17,993,748
                                                                      ------------      ------------
NET ASSETS.........................................................   $519,533,577    $  993,721,990
                                                                      ============      ============
Net Assets:
 Pacific Horizon Shares............................................   $ 86,422,845    $  493,067,483
 Horizon Shares....................................................    264,122,607                --
 Horizon Service Shares............................................    168,988,125       471,557,505
 X Shares..........................................................             --        29,097,002
                                                                      ------------      ------------
Total..............................................................   $519,533,577    $  993,721,990
                                                                      ============      ============
Shares Outstanding
 ($0.001 par value, 7.5 billion and 3 billion shares authorized, respectively):
 Pacific Horizon Shares............................................     86,443,891       493,061,576
 Horizon Shares....................................................    264,254,618                --
 Horizon Service Shares............................................    169,007,349       471,575,295
 X Shares..........................................................             --        29,097,139
                                                                      ------------      ------------
Total..............................................................    519,705,858       993,734,010
                                                                      ============      ============
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE........................................   $       1.00    $         1.00
                                                                      ============      ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par....................................   $    519,706    $      993,734
 Additional paid-in capital........................................    519,149,456       992,676,815
 Accumulated undistributed net investment income...................         52,442            62,301
 Accumulated net realized losses on investment transactions........       (188,027)          (10,860)
                                                                      ------------      ------------
NET ASSETS, FEBRUARY 28, 1997......................................   $519,533,577    $  993,721,990
                                                                      ============      ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the year ended February 28, 1997
--------------------------------------------------------------------------------

                                                                              CALIFORNIA
                                                             TAX-EXEMPT       TAX-EXEMPT
                                                                MONEY        MONEY MARKET
                                                                FUND             FUND
                                                             -----------     ------------
INVESTMENT INCOME:
 Interest................................................    $15,560,509     $28,992,751
                                                             -----------     -----------
EXPENSES:
 Investment advisory fees................................       444,648         849,799
 Administration fees.....................................       444,648         849,799
 Special management fees (Pacific Horizon Shares)........       187,663       1,785,019
 Shareholder service fees (Horizon Service Shares).......       276,447         830,774
 Shareholder service fees (X Shares).....................            --          18,713
 12b-1 fees (X Shares)...................................            --          22,455
 Custodian and fund accounting fees......................       143,989         139,429
 Transfer agent fees.....................................        31,326          42,892
 Legal fees..............................................        23,926          43,746
 Other expenses..........................................       148,457         237,512
                                                             -----------     -----------
   Total Expenses........................................     1,701,104       4,820,138
 Less: Fee waivers.......................................            --        (153,004)
       Expenses paid by third parties....................            --          (6,975)
                                                             -----------     -----------
Total Net Expenses.......................................     1,701,104       4,660,159
                                                             -----------     -----------
NET INVESTMENT INCOME....................................    13,859,405      24,332,592
REALIZED GAINS (LOSSES) ON INVESTMENTS:
 Net realized gains (losses) on investment
   transactions..........................................       (26,740)         26,388
                                                             -----------     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........    $13,832,665     $24,358,980
                                                             ===========     ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 CALIFORNIA TAX-EXEMPT
                                         TAX-EXEMPT MONEY FUND                     MONEY MARKET FUND
                                   ----------------------------------    -------------------------------------
                                               YEAR ENDED                             YEAR ENDED
                                   ----------------------------------    -------------------------------------
                                    FEBRUARY 28,       FEBRUARY 29,       FEBRUARY 28,          FEBRUARY 29,
                                        1997               1996               1997                  1996
                                   ---------------    ---------------    ---------------       ---------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........    $    13,859,405    $    15,492,137    $    24,332,592       $    16,385,527
 Net realized gains (losses) on
   investment transactions.....            (26,740)           (26,497)            26,388               (20,587)
                                   ----------------   ----------------   ---------------       ---------------
Change in net assets resulting
 from operations...............         13,832,665         15,465,640         24,358,980            16,364,940
                                   ----------------   ----------------   ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
   Pacific Horizon Shares......         (1,704,176)        (1,537,268)       (14,425,062)          (11,850,877)
   Horizon Shares..............         (8,858,516)       (12,434,866)                --                    --
   Horizon Service Shares......         (3,296,713)        (1,520,003)        (9,708,150)           (4,534,650)
   X Shares....................                 --                 --           (199,380)(a)                --
                                   ----------------   ----------------   ---------------       ---------------
Change in net assets from
 shareholder distributions.....        (13,859,405)       (15,492,137)       (24,332,592)          (16,385,527)
                                   ----------------   ----------------   ---------------       ---------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares issued...      1,611,040,281      1,664,730,698      2,140,307,421         1,662,493,881
 Dividends reinvested..........          2,774,538          2,933,894         19,760,377            15,008,295
 Cost of shares redeemed.......     (1,481,260,268)    (1,739,055,031)    (1,897,767,756)       (1,220,731,474)
                                   ----------------   ----------------   ---------------       ---------------
Change in net assets from
 capital share transactions....        132,554,551        (71,390,439)       262,300,042           456,770,702
                                   ----------------   ----------------   ---------------       ---------------
Change in net assets...........        132,527,811        (71,416,936)       262,326,430           456,750,115
NET ASSETS:
 Beginning of year.............        387,005,766        458,422,702        731,395,560           274,645,445
                                   ----------------   ----------------   ---------------       ---------------
 End of year...................    $   519,533,577    $   387,005,766    $   993,721,990       $   731,395,560
                                   ================   ================   ===============       ===============

---------------

(a) Period from October 2, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At February 28, 1997, the Company operated as a series company comprised of seventeen portfolios. The accompanying financial statements and notes are those of the Pacific Horizon Tax-Exempt Money Fund (the "Tax-Exempt Fund") and Pacific Horizon California Tax-Exempt Money Market Fund (the "California Tax-Exempt Fund"), collectively the "Funds", individually the "Fund".

    The Tax-Exempt Fund issues three classes of shares (Pacific Horizon Shares, Horizon Shares and Horizon Service Shares) and California Tax-Exempt Fund issues three classes of shares (Pacific Horizon Shares, Horizon Service Shares, and effective October 2, 1996, X Shares). The California Tax-Exempt Fund is authorized to issue a fourth class of shares (Horizon Shares). Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X Shares have a Distribution and Services Plan.

    The Tax-Exempt Fund seeks to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal and daily liquidity. In addition, the California Tax-Exempt Fund seeks to provide income that is also exempt from California state income taxes.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Funds' investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, serves as the Funds' administrator. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, serves as the distributor of the Funds' shares. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, serves as transfer and dividend disbursing agent of the Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and initial cost. In addition, the portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                      ACCUMULATED UNDISTRIBUTED     ACCUMULATED NET REALIZED
                                        NET INVESTMENT INCOME      GAIN/(LOSS) ON INVESTMENTS
                                      -------------------------    --------------------------
Tax-Exempt Fund....................            $52,442                      $(15,746)
California Tax-Exempt Fund.........                 --                          (659)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund had the following capital loss carryovers:

                                                               CAPITAL LOSS
                           FUND                                 CARRYOVER         EXPIRATION DATE
-----------------------------------------------------------    ------------       ----------------
Tax-Exempt Fund............................................      $ 16,664               1998
                                                                   14,011               2000
                                                                   71,218               2002
                                                                   19,132               2003
                                                                   36,425               2004
                                                                   30,577               2005
                                                               ----------
                                                                 $188,027
                                                               ==========
California Tax-Exempt Fund.................................      $  4,266               2004
                                                               ==========

    To the extent that these loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year the California Tax-Exempt Fund utilized $32,982 of its available capital loss carryover to offset realized capital gains for federal income tax purposes, while $35,348 of capital loss carryovers expired for the Tax-Exempt Fund.

    Capital losses incurred after October 31 for the California Tax-Exempt Fund are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer capital losses of $6,594 after October 31, 1996.

OTHER:

    The California Tax-Exempt Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. For financial reporting purposes for the year ended February 28, 1997, custodian fees and expenses paid by third parties were increased by $6,975. There was no effect on net investment income. The Fund could have invested such cash amounts in income producing assets if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with its custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America and an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Bank of America is entitled to a fee from each Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS is entitled to a fee from each Fund which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $7 billion of net assets, plus 0.09% of each Fund's next $3 billion of net assets, plus 0.08% of each Fund's net assets in excess of $10 billion.

    The Funds have entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Funds have adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Funds of a fee at an annual rate of 0.32% and 0.35% for the Tax-Exempt Money Fund and California Tax-Exempt Fund, respectively, of the average daily net assets of the outstanding Pacific Horizon Shares of each Fund. Currently, the California Tax-Exempt Fund is waiving 0.03% in special management fees. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service Organizations may include Bank of America, BISYS and its affiliates. Under the Services Agreement and Services Plan, Bank of America and BISYS waived $76,502 and $76,502, respectively, in special management fees for the California Tax-Exempt Fund for the year ended February 28, 1997. For the year ended February 28, 1997, the Funds were advised that

Bank of America and its affiliates and BISYS earned the following amounts pursuant to the Services Agreement and Services Plan:

                                                                           BANK OF
                                                                         AMERICA AND
                                 FUND                                    AFFILIATES      BISYS
                                 ----                                    -----------    -------
Tax-Exempt Fund........................................................  $  158,458     $ 5,303
California Tax-Exempt Fund.............................................   1,202,562       7,814

    The Funds have also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Funds of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares. Fees under the Horizon Services Plan are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and its affiliates. For the year ended February 28, 1997, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                                                                                     BANK OF
                                                                                   AMERICA AND
                                      FUND                                         AFFILIATES
                                      ----                                         -----------
Tax-Exempt Fund..................................................................   $ 274,174
California Tax-Exempt Fund.......................................................     760,334

    The California Tax-Exempt Fund has adopted the Distribution and Services Plan under which the Funds pay the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares. For the year ended February 28, 1997 the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                                                                           BANK OF
                                                                         AMERICA AND
                                 FUND                                    AFFILIATES
                                 ----                                    -----------
California Tax-Exempt Fund.............................................    $41,168

    Prior to February 28, 1997, BankAmerica Corporation obtained a letter of credit issued by a third-party financial institution which guaranteed the payment of principal and interest of a security issued by Orange County California that was held by the California Tax-Exempt Fund. This letter of credit enabled the security, together with the letter of credit, to be valued at par. BankAmerica Corporation agreed to reimburse the third-party financial institution to the extent any portion of this letter of credit is drawn down. During the year ended February 28, 1997, this letter of credit expired. The Orange County California Securities previously held by the California Tax-Exempt Fund were substituted with a new issue from Orange County, which does not require such letter of credit.

    BISYS Ohio serves the Funds as transfer agent and dividend disbursing agent. In these capacities for the Funds, BISYS Ohio earned $31,326 and $42,892 from the Tax-Exempt Fund and California Tax-Exempt Fund, respectively, for the year ended February 28, 1997. For the period January 1, 1996 through December 31, 1996, BISYS Ohio agreed to voluntarily limit aggregate transfer agency fees. Absent this voluntary limit the Funds would have incurred additional costs of $7,642 and $11,004, respectively.

    For the year ended February 28, 1997, the Tax-Exempt Fund and California Tax-Exempt Fund incurred legal charges totaling $23,926 and $43,746 respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President. The former President and Chairman of the Company received an additional $40,000 per year through February 28, 1997 in consideration for his years of service.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $5,110 and $3,650 for the Tax-Exempt Fund and California Tax-Exempt Fund respectively, for the year ended February 28, 1997.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Tax-Exempt Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations. The California Tax-Exempt Fund invests substantially all of its assets in a nondiversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments.

    The Tax-Exempt Fund and the California Tax-Exempt Fund had the following concentrations by industry sector at February 28, 1997 (as a percentage of total investments):

                                                                                  CALIFORNIA
                                                                    TAX-EXEMPT    TAX-EXEMPT
                                                                       FUND          FUND
                                                                    ----------    ----------
Airport Facilities................................................       1.6%          0.5%
Commercial Paper..................................................      16.2           9.3
Education.........................................................       4.0           3.1
Electrical and Electronic Equipment...............................       1.0            --
General Obligations...............................................      11.2           1.7
Healthcare........................................................      13.7           4.6
Home Building and Land Development................................        --           1.7
Housing Developments..............................................       7.6          17.7
Industrial Development Revenue....................................       5.3           3.8
Leases............................................................        --           2.5
Medical Care & Products...........................................       1.9            --
Miscellaneous.....................................................       0.5           0.6
Pollution Control.................................................       4.5           1.9
Power Projects....................................................       4.3           0.3
Public Facilities.................................................        --           0.4
Resource Recovery Facilities......................................        --           2.8
Revenue...........................................................      22.1          31.8
Sewer Projects....................................................        --           2.2
Special Tax.......................................................        --           1.4
Solid Waste.......................................................       1.0           0.9
Transportation....................................................        --           4.7
Turnpike, Road & Bridge Development...............................        --           1.3
Utilities.........................................................       3.2           4.7
Waste Management..................................................        --           0.3
Water Projects....................................................       1.9           1.8
                                                                      ------        ------
                                                                       100.0%        100.0%
                                                                      ======        ======

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of each Portfolio (at $1.00 per share) for the periods indicated are summarized below:

                                                  TAX-EXEMPT                            CALIFORNIA TAX-EXEMPT
                                                  MONEY FUND                              MONEY MARKET FUND
                                    ---------------------------------------    ---------------------------------------
                                       YEAR ENDED            YEAR ENDED           YEAR ENDED            YEAR ENDED
                                    FEBRUARY 28, 1997     FEBRUARY 29, 1996    FEBRUARY 28, 1997     FEBRUARY 29, 1996
                                    -----------------     -----------------    -----------------     -----------------
PACIFIC HORIZON SHARES
 Issued..........................       230,496,897           235,312,433          917,590,384           933,156,275
 Reinvested......................         1,545,273             1,213,275           13,790,272            10,635,100
 Redeemed........................      (195,234,875)         (224,352,700)        (966,354,368)         (602,410,729)
                                       ------------          ------------         ------------          ------------
Net increase (decrease)..........        36,807,295            12,173,008          (34,973,712)          341,380,646
                                       ============          ============         ============          ============
HORIZON SHARES
 Issued..........................       997,203,792         1,284,276,610                   --                    --
 Reinvested......................           135,161               517,254                   --
 Redeemed........................    (1,035,902,063)       (1,363,886,192)                  --                    --
                                       ------------          ------------         ------------          ------------
Net decrease.....................       (38,563,110)          (79,092,328)                  --                    --
                                       ============          ============         ============          ============
HORIZON SERVICE SHARES
 Issued..........................       383,339,592           145,141,655        1,184,396,760           729,337,606
 Reinvested......................         1,094,104             1,203,365            5,770,710             4,373,195
 Redeemed........................      (250,123,330)         (150,816,139)        (921,990,855)         (618,320,745)
                                       ------------          ------------         ------------          ------------
Net increase (decrease)..........       134,310,366            (4,471,119)         268,176,615           115,390,056
                                       ============          ============         ============          ============
X SHARES(A)
 Issued..........................                --                    --           38,320,277                    --
 Reinvested......................                --                    --              199,395                    --
 Redeemed........................                --                    --           (9,422,533)                   --
                                       ------------          ------------         ------------          ------------
Net increase.....................                --                    --           29,097,139                    --
                                       ============          ============         ============          ============

NOTE 7 -- FEDERAL INCOME TAX INFORMATION (UNAUDITED)

    During the year ended February 28, 1997, the Funds declared tax-exempt income distributions in the following amounts:

Tax-Exempt Fund.....................................................................  $13,855,600
California Tax-Exempt Fund..........................................................  $24,332,592

---------------
(a) Period from October 2, 1996 (inception date) to February 28, 1997.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                      YEAR ENDED                      PERIOD
                                                        ---------------------------------------        ENDED
                                                        FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                           28,            29,            28,            28,
                                                          1997           1996           1995          1994(A)
                                                        ---------      ---------      ---------      ---------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR..........  $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------
Income from Investment Operations:
 Net investment income................................    0.0290         0.0327         0.0253         0.0124
Less dividends from net investment income.............   (0.0290)       (0.0327)       (0.0253)       (0.0124)
                                                        --------       --------       --------       --------
Net change in net asset value per share...............        --             --             --             --
                                                        --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR................  $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========
Total return..........................................      2.94%          3.32%          2.56%          1.25%(d)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (millions)...................  $     86       $     50       $     37       $     50
 Ratio of expenses to average net assets..............      0.60%          0.63%          0.60%          0.60%(c)
 Ratio of net investment income to average net
   assets.............................................      2.91%          3.26%          2.47%          1.95%(c)
 Ratio of expenses to average net assets*.............        (b)            (b)            (b)          0.61%(c)
 Ratio of net investment income to average net
   assets*............................................        (b)            (b)            (b)          1.94%(c)

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 (a) Period from July 9, 1993 (inception date) to February 28, 1994.
 (b) There were no fee waivers or expense reimbursements during the period.
 (c) Annualized.
 (d) Not Annualized.


See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           YEAR ENDED
                                              ---------------------------------------------------------------------
                                              FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                 28,            29,            28,            28,            28,
                                                1997           1996           1995           1994           1993
                                              ---------      ---------      ---------      ---------      ---------
HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR.......................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income......................    0.0322         0.0359         0.0285         0.0225         0.0269
Less dividends from net investment income...   (0.0322)       (0.0359)       (0.0285)       (0.0225)       (0.0269)
                                              --------       --------       --------       --------       --------
Net change in net asset value per share.....        --             --             --             --             --
                                              --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR......  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========       ========       ========       ========
Total return................................      3.27%          3.65%          2.89%          2.27%          2.72%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (millions).........  $    264       $    303       $    382       $    515       $    384
 Ratio of expenses to average net assets....      0.28%          0.31%          0.28%          0.28%          0.28%
 Ratio of net investment income to average
   net assets...............................      3.22%          3.58%          2.81%          2.25%          2.69%
 Ratio of expenses to average net assets*...        (a)            (a)            (a)          0.29%            (a)
 Ratio of net investment income to average
   net assets*..............................        (a)            (a)            (a)          2.24%            (a)

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 (a) There were no fee waivers or expense reimbursements during the period.

See Notes to Financial Statements.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           YEAR ENDED
                                              ---------------------------------------------------------------------
                                              FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                 28,            29,            28,            28,            28,
                                                1997           1996           1995           1994           1993
                                              ---------      ---------      ---------      ---------      ---------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR.......................................  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                              --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income......................    0.0297         0.0334         0.0260         0.0200         0.0244
Less dividends from net investment income...   (0.0297)       (0.0334)       (0.0260)       (0.0200)       (0.0244)
                                              --------       --------       --------       --------       --------
Net change in net asset value per...........        --             --             --             --             --
                                              --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR......  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========       ========       ========       ========
Total return................................      3.01%          3.39%          2.63%          2.02%          2.47%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (millions).........  $    169       $     35       $     39       $     48       $     50
 Ratio of expenses to average net assets....      0.53%          0.56%          0.53%          0.53%          0.53%
 Ratio of net investment income to average
   net assets...............................      2.98%          3.34%          2.57%          2.04%          2.42%
 Ratio of expenses to average net
   assets*..................................        (a)            (a)            (a)          0.57%            (a)
 Ratio of net investment income to average
   net assets*..............................        (a)            (a)            (a)          2.00%            (a)

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 (a) There were no fee waivers or expense reimbursements during the period.


See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           YEAR ENDED
                                              ---------------------------------------------------------------------
                                              FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                 28,            29,            28,            28,            28,
                                                1997           1996           1995           1994           1993
                                              ---------      ---------      ---------      ---------      ---------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 YEAR.......................................  $   1.00       $   1.00       $   1.00       $   1.00           1.00
                                              --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income......................    0.0284         0.0324         0.0249         0.0186         0.0224
 Net realized gains/(losses) investment
   transactions.............................        --        (0.0001)       (0.0001)        0.0002        (0.0002)
                                              --------       --------       --------       --------       --------
Total income from investment operations.....    0.0284         0.0323         0.0248         0.0188         0.0222
Less dividends to shareholders from net
 investment income..........................   (0.0284)      $(0.0324)      $ (0.024)      $(0.0186)       (0.0224)
                                              --------       --------       --------       --------       --------
Net change in net asset value per share.....        --        (0.0001)       (0.0001)        0.0002        (0.0002)
                                              --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR......  $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                              ========       ========       ========       ========       ========
Total return................................      2.88%          3.29%          2.52%          1.88%          2.27%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (millions).........  $    493       $    528       $    187       $    204       $    128
 Ratio of expenses to average net assets....      0.57%          0.62%          0.62%          0.66%          0.66%
 Ratio of net investment income to average
   net assets...............................      2.83%          3.35%          2.48%          1.86%          2.21%
 Ratio of expenses to average net assets*...       .60%**        0.63%**          (a)          0.68%          0.74%
 Ratio of net investment income to average
   net assets*..............................      2.80%            (b)            (a)          1.84%          2.13%

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  ** During the years ended February 28, 1997 and February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated.
     The ratio of net investment income was not affected.
 (a) There were no fee waivers or expense reimbursements during the period.
 (b) Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                              YEAR ENDED
                                                        ------------------------------------------------------
                                                        FEBRUARY       FEBRUARY       FEBRUARY       FEBRUARY
                                                           28,            29,            28,            28,
                                                          1997           1996           1995           1994
                                                        ---------      ---------      ---------      ---------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR..........  $   1.00       $   1.00       $   1.00       $   1.00
                                                        --------       --------       --------       --------
Income from Investment Operations:
 Net investment income................................    0.0291         0.0331         0.0256         0.0198
 Net realized gains/(losses) on investment
   transactions.......................................        --         0.0001        (0.0001)       (0.0001)
                                                        --------       --------       --------       --------
Total income from investment operations...............    0.0291         0.0332         0.0255         0.0197
Less dividends to shareholders from net investment
 income...............................................   (0.0291)      $(0.0331)      $(0.0256)      $(0.0198)
                                                        --------       --------       --------       --------
Net change in net asset value per share...............        --         0.0001        (0.0001)       (0.0001)
                                                        --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF YEAR................  $   1.00       $   1.00       $   1.00       $   1.00
                                                        ========       ========       ========       ========
Total return..........................................      2.95%          3.36%          2.59%          2.00%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (millions)...................  $    472       $    203       $     88       $    124
 Ratio of expenses to average net assets..............      0.50%          0.55%          0.55%          0.53%
 Ratio of net investment income to average net
   assets.............................................      2.92%          3.43%          2.50%          1.98%
 Ratio of expenses to average net assets*.............        (b)          0.55%**          (a)          0.60%
 Ratio of net investment income to average net
   assets*............................................        (b)          3.42%            (a)          1.91%

---------------

 *    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
**    During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses.
      If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
(a)   There were no fee waivers or expense reimbursements during the period.
(b)   Fees paid by third parties had no effect on the ratios.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                       PERIOD
                                                                        ENDED
                                                                      FEBRUARY
                                                                         28,
                                                                       1997(A)
                                                                      ---------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD......................  $   1.00
                                                                      --------
Income from Investment Operations:
  Net investment income.............................................     .0107
Less dividends to shareholders from net investment income...........    (.0107)
                                                                      --------
Net change in net asset value per share.............................        --
                                                                      --------
NET ASSET VALUE PER SHARE, END OF PERIOD............................  $   1.00
                                                                      ========
Total return........................................................      1.09%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (millions)................................  $     29
  Ratio of expenses to average net assets...........................      0.80%(c)
  Ratio of net investment income to average net assets..............      2.66%(c)
  Ratio of expenses to average net assets*..........................        (b)
  Ratio of net investment income to average net assets*.............        (b)

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from October 2, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
Pacific Horizon Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pacific Horizon Tax-Exempt Money Fund and Pacific Horizon California Tax-Exempt Money Market Fund (two of the portfolios constituting the Pacific Horizon Funds, Inc., hereafter referred to as the "Funds") at February 28, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
April 21, 1997

For more information, complete the following form and mail it to:

                             Pacific Horizon Funds
                        1230 Columbia Street, Suite 500
                              San Diego, CA 92101

 ...............................................................................
First Name                                  Last Name

 ...............................................................................
Street Address

 ...............................................................................
City                             State                   Zip Code

 ...............................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ...............................................................................
    Name of Broker

 ...............................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                              Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................

            NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                PACIFIC HORIZON TAX-EXEMPT MONEY MARKET FUNDS

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